Offerings - Offering: 1	Aug. 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares of beneficial interest, par value $0.01 per share
Amount Registered | shares	7,250,000
Proposed Maximum Offering Price per Unit	111.675
Maximum Aggregate Offering Price	$ 809,643,750
Fee Rate	0.01381%
Amount of Registration Fee	$ 111,812
Offering Note
(1)    Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional common shares of beneficial interest, par value $0.01 per share (“Common Shares”) of Camden Property Trust (the “Registrant”) that become issuable under the Camden Property Trust Amended and Restated 2018 Share Incentive Plan (the “Plan”) by reason of any share dividend, share split, recapitalization or other similar transaction effected without receipt of consideration which increases the number of outstanding Common Shares.

Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $111.675 per share, which is the average of the high and low prices of Common Shares on August 6, 2026, as reported on the New York Stock Exchange.

Represents an additional 7,250,000 Common Shares being registered and issuable under the Plan. The aggregate number of Common Shares issuable under the Plan is 15,463,147, which amount was increased from the amount issuable under the Camden Property Trust 2018 Share Incentive Plan (the “Original Plan”) by 7,250,000 Common Shares pursuant to the amendment and restatement of the Original Plan approved by the Registrant's shareholders on May 8, 2026. Of the 15,463,147 Common Shares issuable under the Plan, 8,213,147 Common Shares were previously registered on the Registrant's Registration Statement on Form S-8 (File No. 333-62570) filed on May 17, 2018. The Registrant currently intends to issue all shares under the Plan from treasury shares. In addition, the Camden Property Trust Amended and Restated 2018 Employee Share Purchase Plan (the “ESPP”) authorizes the issuance of 500,000 Common Shares, all of which were previously registered on the Registrant's Registration Statement on Form S-8 (File No. 333-62570) filed on May 17, 2018. The Registrant currently intends to issue all shares under the ESPP from treasury shares. Pursuant to General Instruction E to Form S-8, this Registration Statement registers only the additional 7,250,000 Common Shares authorized under the Plan, and the registration fee is being paid only with respect to such shares.